Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill	$ 47	$ 47	$ 47	$ 1,120
Goodwill, purchase accounting adjustments			25
Impairment of goodwill	(1,098)	0	(1,098)	0
Northeast G&P [Member]
Goodwill [Line Items]
Goodwill	0	0	0	835
Goodwill, purchase accounting adjustments			13
Impairment of goodwill			(848)
West [Member]
Goodwill [Line Items]
Goodwill	$ 47	$ 47	47	$ 285
Goodwill, purchase accounting adjustments			12
Impairment of goodwill			$ (250)